Stock-Based Compensation - Narrative (Details) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Oct. 30, 2020 USD ($) employee $ / shares shares	Sep. 29, 2020 shares	May 31, 2020	Mar. 31, 2017	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2015 employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation | $					$ 91,500	$ 135	$ 207
Weighted-average recognition period for unrecognized compensation cost related to stock options | $					62,900	$ 700
RSA
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation | $					$ 0
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental stock-based compensation expense | $	$ 77,500
Awards issued (in shares)					3,340,173	4,329,925
Number of awards applicable to liquidity event vesting condition (in shares)	11,800,000
Number of employees holding shares applicable to liquidity event vesting condition | employee	330
Fair value of re-measured awards (in USD per share) | $ / shares	$ 12.23				$ 12.23
Fair value of re-measured awards | $	$ 144,400
PRSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			3 years
Awards issued (in shares)					1,101,683
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to stock options					3 years 3 months	5 months 26 days
2020 Equity Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance (in shares)		27,733,888
Percent of the number of shares of its common stock outstanding reserved for issuance		16.00%
Percent increase in shares that may be issued		5.00%
Increase in the number of shares that may be issued (in shares)		10,000,000
2020 Equity Plan | Earnout RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards issued (in shares)					187,861
Service condition period					6 months
2020 ESPP | Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance (in shares)		3,492,097
Percent increase in shares that may be issued		1.00%
Increase in the number of shares that may be issued (in shares)		2,500,000
Period over which increase in shares that may be issued occurs		20 years
2007 Stock Plan | RSA
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of employees receiving RSA grants | employee								2
Expiration period								10 years
2016 Stock Plan | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period					7 years
Vesting period					7 years
2016 Stock Plan | RSUs | Vesting period one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				25.00%
Vesting period				1 year
2016 Stock Plan | RSUs | Vesting period two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				3 years
2016 Stock Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period				10 years
2016 Stock Plan | Stock options | Vesting period one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				25.00%
Vesting period				1 year
2016 Stock Plan | Stock options | Vesting period two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				3 years